Share-Based Payments	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments

Our compensation programs can include share-based payments. The award value is determined by reference to the fair value of share-based awards to similar employees in competitive survey data or industry peer groups used for compensation purposes; and is allocated between different long term incentive vehicles, in the form of RSUs, PPSs, TSRUs, stock options, PSAs and PTUs, as determined by the Compensation Committee.

The 2014 Stock Plan (2014 Plan) replaced and superseded the 2004 Plan, as amended and restated. The 2014 Plan provides for 520 million shares to be authorized for grants, plus any shares remaining available for grant under the 2004 Plan as of April 24, 2014 (the carryforward shares). In addition, the 2014 Plan provides that the number of stock options, Stock Appreciation Rights (known as TSRUs), RSUs, or other performance-based awards that may be granted to any one individual during any 36-month period is limited to 20 million shares, and that RSUs, PPSs and PSAs count as three shares, while TSRUs and stock options count as one share, toward the maximum shares available under the 2014 plan. The 2004 Plan provided that the number of stock options, TSRUs or other performance-based awards granted to any one individual during any 36-month period was limited to 8 million shares, and that RSUs, PPSs and PSAs counted against the maximum available shares as two shares, while stock options and TSRUs counted as one share. As of December 31, 2016, 391 million shares were available for award.

Although not required to do so, we have used authorized and unissued shares and, to a lesser extent, treasury stock to satisfy our obligations under these programs.

We adopted a new accounting standard in the fourth quarter of 2016, as of January 1, 2016. For additional information, see Note 1B.
A. Impact on Net Income

The following table provides the components of share-based compensation expense and the associated tax benefit:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
Restricted Stock Units	$299	$306	$270
Portfolio Performance Shares	135	147	96
Total Shareholder Return Units	134	36	37
Stock Options	106	165	150
Performance Share Awards	13	11	30
Directors’ compensation	4	4	3
Share-based payment expense	691	669	586
Tax benefit for share-based compensation expense	(205)	(198)	(179)
Share-based payment expense, net of tax	$486	$471	$407

Amounts capitalized as part of inventory cost were not significant for any period presented.
B. Restricted Stock Units

RSUs are awarded to select employees and, when vested, entitle the holder to receive a specified number of shares of Pfizer common stock, including shares resulting from dividend equivalents paid on such RSUs. For RSUs granted during the periods presented, in virtually all instances, the units vest after three years of continuous service from the grant date.

We measure the value of RSU grants as of the grant date using the closing price of Pfizer common stock. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate.

The following table summarizes all RSU activity during 2016:
	Shares (Thousands)	Weighted-Average Grant-Date Fair Value Per Share
Nonvested, December 31, 2015	29,135	$31.53
Granted	10,581	30.74
Vested	(9,630)	27.41
Reinvested dividend equivalents	1,093	32.56
Forfeited	(1,574)	32.18
Nonvested, December 31, 2016	29,605	$32.59

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2016	2015	2014
Total fair value of shares vested	$293	$371	$401
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$262	$279	$255
Weighted-average period over which RSU cost is expected to be recognized (years)	1.7	1.8	1.8

C. Stock Options

Stock options are awarded to select employees and, when vested, entitle the holder to purchase a specified number of shares of Pfizer common stock at a price per share equal to the closing market price of Pfizer common stock on the date of grant.

Beginning in 2016, only a limited set of overseas employees received stock option grants. No stock options were awarded to senior and other key management in any period presented; however, stock options were awarded to certain other employees. In virtually all instances, stock options granted since 2005 vest after three years of continuous service from the grant date and have a contractual term of ten years. In most cases, stock options must be held for at least one year from the grant date before any vesting may occur. In the event of a sale of business or plant closing or restructuring, options held by employees are immediately vested and are exercisable for a period from three months to their remaining term, depending on various conditions.

We measure the value of stock option grants as of the grant date using the Black-Scholes-Merton option-pricing model. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate.

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2016	2015	2014
Expected dividend yield(a)	3.85%	3.19%	3.18%
Risk-free interest rate(b)	1.55%	1.89%	1.94%
Expected stock price volatility(c)	21.64%	18.34%	19.76%
Expected term (years)(d)	6.75	6.75	6.50

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

The following table summarizes all stock option activity during 2016:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2015	232,554	$26.41
Granted	1,371	30.59
Exercised	(42,550)	24.03
Forfeited	(2,949)	33.18
Expired	(1,750)	28.55
Outstanding, December 31, 2016	186,676	26.86	5.7	$1,138
Vested and expected to vest, December 31, 2016(b)	184,537	26.77	5.6	1,138
Exercisable, December 31, 2016	105,862	$21.85	4.1	$1,126

(a)	Market price of underlying Pfizer common stock less exercise price.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2016	2015	2014
Weighted-average grant-date fair value per stock option	$3.89	$4.30	$4.40
Aggregate intrinsic value on exercise	$389	$666	$458
Cash received upon exercise	$1,019	$1,263	$1,002
Tax benefits realized related to exercise	$112	$187	$131
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$58	$159	$147
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.1	1.8	1.8

D. Portfolio Performance Shares

PPSs are awards granted to select employees which, when vested, entitle the holder to receive, at the end of the performance period, a number of shares within a possible range of shares of Pfizer common stock, including shares resulting from dividend equivalents paid on such shares. For PPSs granted during the period presented, the awards vest after three years of continuous service from the grant date and the number of shares paid, if any, depends on the achievement of predetermined goals related to Pfizer’s long-term product portfolio during a five-year performance period from the year of the grant date. The number of shares that may be earned over the performance period ranges from 0% to 200% of the initial award.
We measure the value of PPS grants as of the grant date using the intrinsic value method, for which we use the closing price of Pfizer common stock. The values are amortized on a straight-line basis over the probable vesting term into Cost of sales, Selling, informational and administrative expenses and/or Research and development expenses, as appropriate, and adjusted each reporting period, as necessary, to reflect changes in the price of Pfizer’s common stock, changes in the number of shares that are probable of being earned and changes in management’s assessment of the probability that the specified performance criteria will be achieved and/or changes in management’s assessment of the probable vesting term.

The following table summarizes all PPS activity during 2016, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2015	22,503	$32.28
Granted	8,059	30.59
Vested(a)	(6,900)	30.23
Forfeited	(1,396)	33.29
Nonvested, December 31, 2016(a)	22,266	$32.48
(a)Vested and non-vested shares outstanding, but not paid as of December 31, 2016 were 32,521.

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2016	2015	2014
Total fair value of shares vested	$118	$60	$—
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$93	$102	$139
Weighted-average period over which PPS cost is expected to be recognized (years)	1.8	1.7	1.8

E. Total Shareholder Return Units

TSRUs are awarded to senior and other key management, and, beginning in 2016, to certain other employees. TSRUs entitle the holders to receive a number of shares of our common stock with a value equal to the difference between the defined settlement price and the grant price, plus the dividends accumulated during the five-year or seven-year term, if and to the extent the total value is positive. The settlement price is the average closing price of Pfizer common stock during the 20 trading days ending on the fifth or seventh anniversary of the grant, as applicable; the grant price is the closing price of Pfizer common stock on the date of the grant. The TSRUs are automatically settled on the fifth or seventh anniversary of the grant but vest on the third anniversary of the grant, after which time there is no longer a substantial risk of forfeiture.

On October 26, 2016, the Compensation Committee approved the modification of current outstanding grants of TSRU awards, effective November 1, 2016, to permit a holder who is "retiree eligible" (at least age 55 with at least 10 years of service), to elect to exercise and convert his/her TSRUs when vested, into PTUs. The value received upon the election and conversion is calculated by taking the change in stock price (20 trading day average ending on the exercise date (Election Price) less the grant price) plus accumulated dividends from the grant date, times the number of TSRUs exercised. This value is divided by the Election Price to determine the number of PTUs. The PTUs will be entitled to earn Dividend Equivalent Units (DEUs), and the PTUs and DEUs will be settled in Pfizer common stock on the TSRUs original settlement date (i.e., the fifth or seventh anniversary of grant), and will be subject to all of the terms and conditions of the original grant including forfeiture provisions. This modification applies to approximately 2,900 employees, including members of senior management. There was no incremental compensation cost resulting from the modification.

We measure the value of TSRU grants as of the grant date using a Monte Carlo simulation model. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate.

The following table provides the weighted-average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2016	2015	2014
Expected dividend yield(a)	3.85%	3.19%	3.18%
Risk-free interest rate(b)	1.31%	1.76%	1.78%
Expected stock price volatility(c)	21.64%	18.41%	19.76%
Contractual term (years)	5.12	5.91	5.97

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

The following table summarizes all TSRU activity during 2016:
	TSRUs (Thousands)	Weighted-Average Grant-Date Fair Value Per TSRU	Weighted-Average Grant Price Per TSRU
Nonvested, December 31, 2015	18,067	$6.07	$31.27
Granted	53,467	5.83	30.59
Vested	(6,440)	5.14	27.41
Forfeited	(3,087)	5.91	30.90
Nonvested, December 31, 2016	62,007	$5.97	$31.10

The following table summarizes TSRU and PTU information as of December 31, 2016(a), (b):
	TSRUs (Thousands)	PTUs (Thousands)	Weighted-Average Grant Price Per TSRU	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
TSRUs Outstanding	81,413	—	$29.15	3.5	$439
TSRUs Vested	19,406	—	22.93	1.5	279
TSRUs Expected to vest	58,362	—	31.13	4.2	150
TSRUs exercised and converted to PTUs	—	120	$—	0.2	$4

(a)	In 2016, we settled 4,442,865 TSRUs with a weighted-average grant price of $18.95 per unit.

(b)	In 2016, 237,246 TSRUs with a weighted-average grant price of $20.86 per unit were converted into 120,273 PTUs.

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2016	2015	2014
Weighted-average grant-date fair value per TSRU	$5.83	$6.66	$6.51
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$164	$29	$30
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.9	1.8	1.8

F. Performance Share Awards

PSAs are awarded to senior and other key management. PSAs vest after three years of continuous service from the grant date. The number of shares paid, if any, including shares resulting from dividend equivalents, for awards granted in 2016 and 2015, depends upon the achievement of predetermined goals related to two measures: (i) operating income over three one-year periods; and (ii) TSR as compared to the NYSE ARCA Pharmaceutical Index (DRG Index) over the three-year performance period. The number of shares paid from awards granted in 2014 depends upon the achievement of predetermined goals related to Pfizer's TSR as compared to an industry peer group, for the three-year performance period from the year of the grant date. The number of shares that are earned over the performance period ranges from 0% to 200% of the initial award.

We measure the value of PSA grants as of the grant date using the intrinsic value method, for which we use the closing price of Pfizer common stock. The values are amortized on a straight-line basis over the probable vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, and adjusted each reporting period, as necessary, to reflect changes in the price of Pfizer’s common stock, changes in the number of shares that are probable of being earned and changes in management’s assessment of the probability that the specified performance criteria will be achieved.

The following table summarizes all PSA activity during 2016, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2015	3,871	$32.28
Granted	1,900	30.59
Vested	(289)	30.23
Forfeited	(936)	30.61
Nonvested, December 31, 2016	4,546	$32.48

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
Total fair value of shares vested	$9	$14	$39
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$30	$24	$21
Weighted-average period over which PSA cost is expected to be recognized (years)	1.8	1.9	1.7